8. INVESTMENTS IN JOINT VENTURES (Details 1) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [line items]
Interests in joint ventures	$ 4,930	$ 3,699	$ 224	$ 227
CIESA
Disclosure of joint ventures [line items]
Interests in joint ventures	4,048	3,532
Citelec
Disclosure of joint ventures [line items]
Interests in joint ventures	757	167
Greenwind
Disclosure of joint ventures [line items]
Interests in joint ventures	$ 125	$ 0